Income Taxes (Composition of Income (Loss) Before Income Taxes and Income Tax Expense (Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Abstract]
Income (loss) before income taxes: Israel	$ 2,007	$ (13,807)	$ 2,975
Income (loss) before income taxes: Non-Israeli	3,615	1,871	941
Income (loss) before income taxes	5,622	(11,936)	3,916
Income tax expense, Current: Israel	110	146	191
Income tax expense, Current: Non-Israeli	824	414	224
Current Income Tax Expense, Total	934	560	415
Deferred tax expense (benefit): Israel	620	(2,654)	38
Deferred tax expense (benefit): Non-Israeli	(666)	271	126
Deferred Income Tax Expense (Benefit), Total	(46)	(2,383)	164
Actual income tax expense (benefit)	$ 888	$ (1,823)	$ 579